INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Schedule of Reconciliation of Effective Tax Rate
	Year ended December 31
Reconciliation of effective tax rate	2024	2023

Net loss	$(36,149)	$(20,996)
Total income tax expense (recovery)	65	(110)
Loss excluding income tax	(36,084)	(21,106)
Income tax recovery using the Company's domestic tax rate	(9,743)	(5,699)
Non-deductible expenses and other	61	318
Change in tax rates	-	-
Deferred income tax assets not recognized	9,617	5,491
	$(65)	$110

Schedule of Deferred Income Tax Assets (Liabilities)
	Year ended December 31
Deferred income tax assets (liabilities)	2024	2023

Tax losses	$1,908	$2,262
Net deferred income tax assets	1,908	2,262
Resource property/investment in Pebble Partnership	(1,908)	(2,262)
Net deferred income tax liability	$-	$-

Schedule of Taxable Temporary Differences
		Resource
Expiry	Tax losses	pools	Other
Within one year	$-	$-	$-
One to five years	-	-	426
After five years	356,378	-	-
No expiry date	40,632	94,444	190
Total	$397,010	$94,444	$616